Net Income (Expense) From Financial Operations (Details) - Schedule of income (expense) from financial operations - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income (expense) from financial operations [Abstract]
Net gains on trading derivatives		$ 42,704,000	$ (162,183,000)	$ 38,217,000
Net gains on financial assets at fair value through profit or loss		1,671,000	11,878,000	9,393,000
Net gains on derecognition of financial assets measured at amortized cost		80,679,000	63,672,000	8,479,000
Sale of loans and accounts receivables from customers
Current portfolio		48,000	63,000	(309,000)
Charged-off portfolio		(110,000)	3,248,000	709,000
Repurchase of issued bonds	[1]	(24,973,000)	3,073,000	(1,085,000)
Other income (expense) from financial operations		(9,237,000)	2,084,000	(2,230,000)
Total income (expense)		$ 90,800	$ (78,165,000)	$ 53,174,000

[1]	The Bank repurchased its own bonds, see Note 2 for details.